Fair Value Measurements (Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	$ 1.1
Quoted Prices In Active Markets For Identical Items (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	$ 1.1